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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549


FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2002

Check here if amendment [ x ]; Amendment Number: 2
This Amendment (Check only one):
[ ] is a restatement
[x] adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on November 14, 2003.

Institutional Investment Manager Filing this Report:

Name:          UBS Securities LLC
Address:       677 Washington Boulevard
               Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Jeffery H. Laska
Title:         Director
Phone:         (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
November 14, 2003
Stamford, Connecticut
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Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $ 601,177 (thousands)

List of Other Included Managers: NONE
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
          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7          COLUMN 8
          --------              --------      --------  --------       --------       -------- --------          --------
                                                                                       INVEST-
                                                                                        MENT                  VOTING AUTHORITY
                              TITLE                      VALUE    SHRS OR   SH/  PUT/  DISCRE   OTHER         ----------------
NAME OF ISSUER               OF CLASS          CUSIP     X$1000   PRN AMT   PRN  CALL  -TION   MANAGERS     SOLE    SHARED  NONE
--------------               --------          -----     ------   -------   ---  ----  -----   --------     ----    ------  ----
AT & T CDA INC               DEPS RCPT CL B  00207Q202   83,783  2,612,510   SH          SOLE            2,612,510
AT&T CORP                    COM             001957109   87,848  7,314,541   SH          SOLE            7,314,541
DREYERS GRAND ICE CREAM INC  COM             261878102   40,734    583,076   SH          SOLE              583,076
GOLDEN ST BANCORP INC        COM             381197102   81,006  2,506,380   SH          SOLE            2,506,380
NATIONAL GOLF PPTYS INC      COM             63623G109    3,985    346,500   SH          SOLE              346,500
PENN VA CORP                 COM             707882106    4,064    125,439   SH          SOLE              125,439
TRW INC                      COM             872649108  284,892  4,865,792   SH          SOLE            4,865,792
UNILAB CORP NEW              COMNEW          904763208   14,865    708,891   SH          SOLE              708,891